RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income (expense):
Revaluation of warrant liability	$ (950)	$ (4,860)	$ (37,745)	$ 29,157	$ 0	$ 0	$ 0	$ 0	$ 0	$ 29,157	$ (8,588)	$ 13,448
Loss before income taxes and equity in net loss of affiliate	(119,429)	(142,629)	(79,702)	(115,781)	(33,145)	(26,278)	(15,368)	(16,764)	(30,095)			(371,255)	$ (88,505)	$ (66,295)
Loss before equity in net loss of affiliate	(119,430)	(141,599)	(79,704)	(115,782)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)			(370,229)	(88,656)	(64,293)
Net loss	$ (120,224)	(142,236)	(79,704)	(115,782)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)	(148,928)	(228,632)	(370,866)	(88,656)	(64,293)
Net loss attributable to common stockholders		$ (142,236)	$ (79,704)	$ (129,189)	$ (33,146)	$ (43,095)	$ (15,514)	$ (16,766)	$ (30,097)	(162,335)	$ (242,039)	$ (384,273)	$ (105,472)	$ (64,459)
Net loss per share attributable to common stockholders:
Basic	$ (0.31)	$ (0.37)	$ (0.21)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)		$ (0.76)	$ (1.15)	$ (0.40)	$ (0.28)
Diluted	$ (0.31)	$ (0.38)	$ (0.31)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)		$ (0.79)	$ (1.18)	$ (0.40)	$ (0.28)
Weighted average shared used to compute net loss per share attributable to common stockholders
Basic	392,189,851	385,983,645	377,660,477	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343		318,315,891	335,325,271	262,528,769	226,465,041
Diluted	392,489,761	386,323,048	378,286,678	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343		318,976,447	335,831,033	262,528,769	226,465,041
As Previously Reported
Other income (expense):
Revaluation of warrant liability										0	$ 0	$ 0
Loss before income taxes and equity in net loss of affiliate		$ (147,489)	$ (117,447)	$ (86,624)								(384,703)
Loss before equity in net loss of affiliate		(146,459)	(117,449)	(86,625)								(383,677)
Net loss		(147,096)	(117,449)	(86,625)						(119,771)	(237,220)	(384,314)
Net loss attributable to common stockholders		$ (147,096)	$ (117,449)	$ (100,032)						(133,178)	$ (250,627)	$ (397,721)
Net loss per share attributable to common stockholders:
Basic		$ (0.38)	$ (0.31)	$ (0.33)							$ (0.79)	$ (1.19)
Diluted		$ (0.38)	$ (0.31)	$ (0.33)							$ (0.79)	$ (1.19)
Weighted average shared used to compute net loss per share attributable to common stockholders
Basic											318,315,891	335,325,271
Diluted		385,983,645	377,660,477								318,315,891	335,325,271
Adjustments
Other income (expense):
Revaluation of warrant liability		$ (4,860)	$ (37,745)	$ 29,157						29,157	$ (8,588)	$ 13,448
Loss before income taxes and equity in net loss of affiliate		4,860	37,745	(29,157)								13,448
Loss before equity in net loss of affiliate		4,860	37,745	(29,157)								13,448
Net loss		4,860	37,745	(29,157)						(29,157)	8,588	13,448
Net loss attributable to common stockholders		$ 4,860	$ 37,745	$ (29,157)						$ (29,157)	$ 8,588	$ 13,448
Net loss per share attributable to common stockholders:
Basic		$ 0.01	$ 0.10	$ (0.10)							$ 0.03	$ 0.04
Diluted				$ (0.10)							$ 0	$ 0.01
Weighted average shared used to compute net loss per share attributable to common stockholders
Basic											0	0
Diluted		339,403	626,201								660,556	505,762